Accounts Receivable, Net - Schedule of Allowances for Expected Credit Loss (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2022
Schedule of Allowances for Expected Credit Loss [Abstract]
Balance at beginning of the year/period	$ (80,056)	$ (107,758)
Reversal	27,783	27,702
Total	$ (52,273)	$ (80,056)	$ (52,948)